Stock Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Restricted Stock and Restricted Stock Units

A number of programs have been established under the LTIP and the 2012 LTIP involving the issuance of restricted stock and restricted stock unit awards, including awards of performance-based restricted stock units, time-based restricted stock and restricted stock units, and retention restricted stock and restricted stock units. A summary of each of these programs is as follows:

	Number of Shares	Total Number of Shares	Weighted Average Grant Date Fair Value
Balance at January 1, 2012
Time-based restricted stock	241,689		$16.74
Time-based restricted stock units	170,531		18.87
Performance-based restricted stock units	765,139		19.28

Total		1,177,359

Granted during 2012
Unrestricted stock award	5,305		18.85
Time-based restricted stock units	342,673		19.69
Performance-based restricted stock units	412,503		21.13

Total		760,481

Vested during 2012
Unrestricted stock award	(5,305)		18.85
Time-based restricted stock	(107,054)		16.96
Time-based restricted stock units	—		—
Performance-based restricted stock units	(145,246)		17.02

Total		(257,605)

Forfeited during 2012
Time-based restricted stock	(28)		17.72
Time-based restricted stock units	—		—
Performance-based restricted stock units	—		—

Total		(28)

Balance at December 31, 2012
Time-based restricted stock	134,607		16.56
Time-based restricted stock units	513,204		19.42
Performance-based restricted stock units	1,032,396		20.34

Total		1,680,207

Weighted Average Grant Date Fair Value

The following table provides the weighted average grant date fair value of those awards granted during each of the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Weighted average grant-date fair value of each award of time-based restricted stock and unrestricted stock awards granted during the year	$18.85	$—	$16.55

Weighted average grant-date fair value of each time-based restricted stock unit granted during the year	$19.69	$18.87	$—

Weighted average grant-date fair value of each performance-based restricted stock unit granted during the year	$21.13	$19.56	$20.11

Dividends Received from Subsidiaries

For the years ended December 31, Pepco Holdings received dividends from its subsidiaries as follows:

Subsidiary	2012	2011	2010
	(millions of dollars)
Pepco	$35	$25	$115
DPL	—	60	23
ACE	35	—	35

Total	$70	$85	$173

Calculation of Earnings Per Share of Common Stock

The numerator and denominator for basic and diluted earnings per share of common stock calculations are shown below.

	For the Years Ended December 31 ,
	2012	2011	2010
	(millions of dollars, except per share data)

Income (Numerator):

Net income from continuing operations	$218	$222	$91
Net income (loss) from discontinued operations	67	35	(59)

Net income	$285	$257	$32

Shares (Denominator) (in millions):
Weighted average shares outstanding for basic computation:
Average shares outstanding	229	226	224
Adjustment to shares outstanding	—	—	—

Weighted Average Shares Outstanding for Computation of Basic Earnings Per Share of Common Stock	229	226	224
Net effect of potentially dilutive shares (a)	1	—	—

Weighted Average Shares Outstanding for Computation of Diluted Earnings Per Share of Common Stock	230	226	224

Basic earnings per share of common stock from continuing operations	$0.95	$0.98	$0.41
Basic earnings (loss) per share of common stock from discontinued operations	0.30	0.16	(0.27)

Basic earnings per share	$1.25	$1.14	$0.14

Diluted earnings per share of common stock from continuing operations	$0.95	$0.98	$0.41
Diluted earnings (loss) per share of common stock from discontinued operations	0.29	0.16	(0.27)

Diluted earnings per share	$1.24	$1.14	$0.14

(a)	The number of options to purchase shares of common stock that were excluded from the calculation of diluted earnings per share as they are considered to be anti-dilutive were zero, 14,900 and 280,266 for the years ended December 31, 2012, 2011 and 2010, respectively.

Common Stock Reserved and Unissued

The following table presents Pepco Holdings’ common stock reserved and unissued at December 31, 2012:

Name of Plan	Number of Shares (a)
DRP	1,786,871
Conectiv Incentive Compensation Plan (b)	1,093,701
Potomac Electric Power Company Long-Term Incentive Plan (b)	298,543
Pepco Holdings Long-Term Incentive Plan (b)	7,665,981
Pepco Holdings 2012 Long-Term Incentive Plan	8,000,000
Pepco Holdings Non-Management Directors Compensation Plan	457,211
Pepco Holdings Retirement Savings Plan	604,075

Total	19,906,382

(a)	Excludes up to 31 million shares authorized by the Board of Directors on February 23, 2012 for potential issuance pursuant to the terms of the equity forward transaction.
(b)	No further awards will be made under this plan.